Leases (Tables)	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Types of assets which Nomura leases under operating leases
The following table presents the types of assets which Nomura leases under operating leases:

	Millions of yen
	March 31
	2022			2023
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate (1)	¥354	¥(292)	¥62	¥21	¥—	¥21
Aircraft	10,373	(688)	9,685	49,472	(741)	48,731

Total	¥10,727	¥(980)	¥9,747	¥49,493	¥(741)	¥48,752

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.

Schedule of future minimum lease payments to be received on noncancelable operating leases

Millions of yen
March 31, 2023
Minimum lease payments to be received
Years of receipt
Less than 1 year	¥3,830
1 to 2 years	3,830
2 to 3 years	3,830
3 to 4 years	3,830
4 to 5 years	3,830
More than 5 years	26,193

Total	¥45,343

Lease expense

	Millions of yen
	Year ended March 31
	2021	2022	2023
Lease expense:
Operating lease costs	¥49,168	¥47,643	¥47,268

Other income and expenses:
Gross sublease income (1)	¥4,638	¥3,464	¥1,658

(1)	Gross sublease income represents income from subleases separate from lease payments made by Nomura on the head lease as lessee.

Cash payments made by Nomura as lessee

	Millions of yen
	Year ended March 31
	2021	2022	2023
Operating cash flows for operating leases	¥47,584	¥46,565	¥44,689
ROU assets recognized in connection with new operating leases	¥41,279	¥32,208	¥36,032

Schedule of Lessee operating lease liability maturity

Millions of yen
March 31, 2023
Operating leases
Years of payment
Less than 1 year	¥44,455
1 to 2 years	35,801
2 to 3 years	28,421
3 to 4 years	22,986
4 to 5 years	19,488
More than 5 years	52,747

Total undiscounted lease payments	¥203,898
Less: Impact of discounting	(10,015)

Lease liabilities as reported in the consolidated balance sheets	¥193,883

Weighted-average discount rate used to measure lease liabilities and weighted-average remaining lease term

	Year ended March 31
	2022	2023
	Operating leases	Operating leases
Weighted-average discount rate used to measure lease liabilities	1.4%	1.5%
Weighted-average remaining lease term	7.2 years	6.5 years